Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unrecognized Tax Benefits, Research Credit					$ 1,700,000	$ 1,100,000
Valuation Allowance					31,617,000	24,652,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					7,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic					119,700,000	90,800,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local					92,300,000	73,300,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					28,000,000
Net operating loss (NOL)					29,634,000	23,198,000
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability						11,800,000
Income tax expense	$ 21,000	$ 0	$ 21,000	$ 0	1,000	5,000	$ 3,000
Accrued interest or penalties related to uncertain tax positions	$ 0		$ 0		0	$ 0
Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating loss (NOL)					$ 200,000